Share of results of associates	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Share of results of associates
5.	Share of results of associates
Share of results of associates include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Share of profit before interest and taxation	85.9	46.2
Share of exceptional gains/(losses)	11.7	(51.4)
Share of interest and non-controlling interests	(39.1)	(40.4)
Share of taxation	(18.5)	(6.3)
	40.0	(51.9)

Share of exceptional gains in the period ended 30 June 2021 of £11.7 million primarily comprise the gain on disposal of certain Kantar businesses partially offset by amortisation of acquired intangible assets with Kantar. In 2020, share of exceptional losses of £51.4 million primarily comprised amortisation and impairment of acquired intangible assets as well as restructuring and transaction costs within Kantar.